Commitments and Contingencies (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 02, 2021	Dec. 04, 2020
Commitments and Contingencies (Details) [Line Items]
Obligation and lease termination expense	$ 0.5		$ 0.5
Termination fee				$ 1.0
General and administrative expense				1.0
Established a loss contingency	$ 0.2	$ 0.5
TechMagic USA LLC [Member]
Commitments and Contingencies (Details) [Line Items]
Issued and outstanding shares percentage						5.00%
TreCom Systems Group Inc [Member]
Commitments and Contingencies (Details) [Line Items]
Established a loss contingency				$ 0.2
Services provided					$ 2.0
Sale Transaction and Merger [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of financial advisor	3.00%		3.00%
Financial advisor success fees			$ 1.5
Bonuses and benefits	$ 1.4		$ 1.4